UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2004

Item 1. Reports to Stockholders

Fidelity® Securities Lending
Cash Central Fund

Semiannual Report

November 30, 2004

1.743119.104392998

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$1,000.00	$1,007.60	$.05
Hypothetical (5% return per year before expenses)	$1,000.00	$1,024.95	$.05

*Expenses are equal to the Fund's annualized expense ratio of .0103%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	79.9	68.3	67.9
31 - 90	10.2	13.5	11.1
91 - 180	9.9	9.2	4.5
181 - 397	0.0	9.0	16.5
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Fidelity Securities Lending Cash Central Fund	22 Days	50 Days	61 Days
All Taxable Money Market Funds Average*	40 Days	51 Days	58 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Government Securities28.3%	Government Securities38.3%
Repurchase Agreements71.8%	Repurchase Agreements61.7%
Net Other Assets**(0.1)%	Net Other Assets0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 28.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 16.9%
Agency Coupons - 13.5%
12/1/04	1.98% (a)	$50,000,000	$49,997,261
12/1/04	2.00 (a)	60,000,000	59,999,374
12/6/04	1.68 (a)	115,000,000	114,947,687
12/7/04	1.95 (a)	75,000,000	74,943,001
12/24/04	1.87 (a)	50,000,000	49,998,443
12/29/04	2.08 (a)	75,000,000	74,952,421
12/29/04	2.11 (a)	50,000,000	49,997,212
1/7/05	1.92 (a)	25,000,000	24,998,746
2/15/05	1.16	35,510,000	35,940,646
2/22/05	2.23 (a)	100,000,000	99,907,795
3/29/05	1.40	50,000,000	50,000,000
4/28/05	1.33	100,000,000	100,000,000
5/3/05	1.40	47,000,000	47,000,000
5/4/05	1.54	65,000,000	65,000,000
5/13/05	1.59	50,000,000	50,000,000
			947,682,586
Discount Notes - 3.4%
2/2/05	2.10	50,000,000	49,817,125
3/2/05	1.97	51,000,000	50,748,613
3/4/05	1.21	75,000,000	74,767,500
4/20/05	2.44	66,000,000	65,378,867
			240,712,105
			1,188,394,691
Federal Home Loan Bank - 6.5%
Agency Coupons - 6.5%
12/15/04	1.80 (a)	57,000,000	56,996,696
12/21/04	1.84 (a)	40,000,000	39,997,576
2/10/05	2.11 (a)	50,000,000	49,953,283
2/25/05	1.40	50,000,000	50,000,000
2/28/05	2.26 (a)	200,000,000	199,918,935
4/15/05	1.35	60,000,000	60,000,000
			456,866,490
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - 4.9%
Agency Coupons - 0.5%
1/15/05	1.13%	$20,000,000	$20,138,253
2/15/05	1.17	14,740,000	14,820,644
			34,958,897
Discount Notes - 4.4%
2/1/05	1.87	50,000,000	49,840,264
2/8/05	1.33	48,859,000	48,736,323
2/8/05	1.85	54,300,000	54,109,543
2/15/05	1.85	20,000,000	19,922,733
3/8/05	2.00	50,000,000	49,733,250
3/15/05	2.01	85,191,000	84,701,246
			307,043,359
			342,002,256
TOTAL FEDERAL AGENCIES			1,987,263,437
Repurchase Agreements - 71.8%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 11/30/04 due 12/1/04 At:
2.08% (b)	$4,474,258,448	4,474,000,000
2.09% (b)	282,125,412	282,109,000
With Goldman Sachs & Co. At 2.13%, dated 11/30/04 due 12/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $285,029,200, 2.04% - 2.45%, 12/1/04 - 1/24/05)	279,016,527	279,000,000
TOTAL REPURCHASE AGREEMENTS		5,035,109,000
TOTAL INVESTMENT PORTFOLIO - 100.1%		7,022,372,437
NET OTHER ASSETS - (0.1)%		(6,964,470)
NET ASSETS - 100%		$7,015,407,967
Total Cost for Federal Income Tax Purposes$ 7,022,372,437
Legend

(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$4,474,000,000 due 12/1/04 at 2.08%
Banc of America Securities LLC.	$1,189,158,313
Bank of America, National Association	406,549,851
Barclays Capital Inc.	772,444,716
J.P. Morgan Securities, Inc.	61,917,746
Merrill Lynch Government Securities, Inc.	112,817,584
UBS Securities LLC	1,422,924,477
Wachovia Capital Markets, LLC	508,187,313
$4,474,000,000
$282,109,000 due 12/1/04 at 2.09%
Banc of America Securities LLC.	$70,849,292
Credit Suisse First Boston LLC	128,816,895
Merrill Lynch Government Securities, Inc.	82,442,813
$282,109,000
Income Tax Information
At May 31, 2004, the fund had a capital loss carryforward of approximately $38,000 all of which will expire on May 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $5,035,109,000) (cost $7,022,372,437) - See accompanying schedule		$7,022,372,437
Interest receivable		4,547,651
Prepaid expenses		22,793
Total assets		7,026,942,881

Liabilities
Payable to custodian bank	$242
Distributions payable	11,465,918
Other affiliated payables	48,775
Other payables and accrued expenses	19,979
Total liabilities		11,534,914

Net Assets		$7,015,407,967
Net Assets consist of:
Paid in capital		$7,015,815,805
Undistributed net investment income		3,546
Accumulated undistributed net realized gain (loss) on investments		(411,384)
Net Assets, for 7,015,761,935 shares outstanding		$7,015,407,967
Net Asset Value, offering price and redemption price per share ($7,015,407,967 ÷ 7,015,761,935 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2004 (Unaudited)

Investment Income
Interest		$44,165,530

Expenses
Accounting fees and expenses	$235,542
Non-interested trustees' compensation	16,445
Custodian fees and expenses	17,326
Audit	14,509
Legal	207
Miscellaneous	12,498
Total expenses before reductions	296,527
Expense reductions	(10,948)	285,579
Net investment income		43,879,951
Net realized gain (loss) on investment securities		(263,017)
Net increase in net assets resulting from operations		$43,616,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2004 (Unaudited)	Year ended May 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$43,879,951	$55,170,737
Net realized gain (loss)	(263,017)	(131,362)
Net increase in net assets resulting from operations	43,616,934	55,039,375
Distributions to shareholders from net investment income	(44,019,792)	(55,035,397)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	16,567,369,128	34,199,994,003
Cost of shares redeemed	(17,501,366,165)	(30,536,702,139)
Net increase (decrease) in net assets and shares resulting from share transactions	(933,997,037)	3,663,291,864
Total increase (decrease) in net assets	(934,399,895)	3,663,295,842

Net Assets
Beginning of period	7,949,807,862	4,286,512,020
End of period (including undistributed net investment income of $3,546 and undistributed net investment income of $143,387, respectively)	$7,015,407,967	$7,949,807,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2004	Years ended May 31,
	(Unaudited)	2004	2003	2002	2001	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.008	.011	.016	.025	.060	.051
Distributions from net investment income	(.008)	(.011)	(.016)	(.025)	(.060)	(.051)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C	.76%	1.11%	1.59%	2.57%	6.22%	5.17%
Ratios to Average Net Assets E
Expenses before expense reductions	.0103% A	.0102%	.0113%	.0115%	.0107%	.0093% A
Expenses net of voluntary waivers, if any	.0103% A	.0102%	.0113%	.0115%	.0107%	.0093% A
Expenses net of all reductions	.0099% A	.0102%	.0113%	.0113%	.0105%	.0093% A
Net investment income	1.52% A	1.10%	1.53%	2.56%	6.04%	5.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$7,015,408	$7,949,808	$4,286,512	$3,829,173	$4,029,347	$6,623,840

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DFor the period July 1, 1999 (commencement of operations) to May 31, 2000.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Securities Lending Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $10,948.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
*Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity® Tax-Free
Cash Central Fund

Semiannual Report

November 30, 2004

1.810806.100393222

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$1,000.00	$1,006.60	$.07
Hypothetical (5% return per year before expenses)	$1,000.00	$1,024.93	$.07

*Expenses are equal to the Fund's annualized expense ratio of .0141%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04
0 - 30	100.0	100.0
Weighted Average Maturity
	11/30/04	5/31/04
Fidelity Tax-Free Cash Central Fund	3 Days	5 Days
All Tax-Free Money Market Funds Average*	35 Days	32 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Variable Rate Demand Notes (VRDNs)95.2%	Variable Rate Demand Notes (VRDNs)105.8%
Net Other Assets4.8%	Net Other Assets**(5.8)%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.2%
	Principal Amount	Value (Note 1)
Alabama - 6.6%
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	$400,000	$400,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 1.68%, VRDN (a)	5,600,000	5,600,000
Series 1995 D, 1.74%, VRDN (a)	10,155,000	10,155,000
		16,155,000
Alaska - 1.5%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series B, 1.68%, VRDN (a)	3,775,000	3,775,000
Arizona - 0.4%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.72% (Liquidity Facility Citibank NA) (a)(b)	1,100,000	1,100,000
California - 3.2%
California Gen. Oblig.:
Participating VRDN Series LB 04 L71J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	700,000	700,000
Series 2004 A3, 1.74%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (a)	4,250,000	4,250,000
California Pub. Works Board Lease Rev. Participating VRDN Series PA 814R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	620,000	620,000
Los Angeles Unified School District Participating VRDN Series MSTC 01 135, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,295,000	2,295,000
		7,865,000
Florida - 11.4%
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2295, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,045,000	7,045,000
Manatee County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.7%, VRDN (a)	4,600,000	4,600,000
Pinellas County Health Facilities Auth. Rev. (Bayfront Med. Ctr., Inc. Projs.) 1.69%, LOC Suntrust Bank, VRDN (a)	2,000,000	2,000,000
Univ. of Florida Athletic Assoc. Cap. Impt. Rev. Series 1990, 1.74%, LOC Suntrust Bank, VRDN (a)	12,500,000	12,500,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 1.73%, LOC Wachovia Bank NA, VRDN (a)	2,000,000	2,000,000
		28,145,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - 7.0%
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.69%, LOC Bank of America NA, VRDN (a)	$17,150,000	$17,150,000
Illinois - 7.1%
Chicago Gen. Oblig. Participating VRDN:
Series Merlots B24, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,175,000	3,175,000
Series PT 2359, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,750,000	1,750,000
Illinois Dev. Fin. Auth. Rev. (Jewish Federation Metropolitan Chicago Projs.) 1.68% (AMBAC Insured), VRDN (a)	6,570,000	6,570,000
Lake County Cmnty. High School District Participating VRDN Series Stars 92, 1.71% (Liquidity Facility BNP Paribas SA) (a)(b)	2,680,000	2,680,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 04 49 Class A, 1.72% (Liquidity Facility Citibank NA) (a)(b)	3,400,000	3,400,000
		17,575,000
Indiana - 3.2%
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series Piper 04 E, 1.75% (Liquidity Facility Bank of New York, New York) (a)(b)	5,000,000	5,000,000
Series PT 2189, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000,000	3,000,000
		8,000,000
Iowa - 0.6%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 1.74%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 1.68% (MBIA Insured), VRDN (a)	2,020,000	2,020,000
Maryland - 2.8%
Maryland Econ. Dev. Corp. Rev. (U.S. Pharmacopeial Convention, Inc. Proj.):
Series A, 1.68% (AMBAC Insured), VRDN (a)	2,360,000	2,360,000
Series B, 1.74% (AMBAC Insured), VRDN (a)	4,500,000	4,500,000
		6,860,000
Massachusetts - 6.1%
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Cap. Asset Prog.) Series C, 1.68% (MBIA Insured), VRDN (a)	2,800,000	2,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners Health Care Sys., Inc. Proj.) Series D6, 1.7%, VRDN (a)	$6,600,000	$6,600,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. Participating VRDN Series SGA 87, 1.72% (Liquidity Facility Societe Generale) (a)(b)	5,700,000	5,700,000
		15,100,000
Michigan - 2.2%
Michigan State Univ. Revs. Series 2002 A, 1.68%, VRDN (a)	300,000	300,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Projs.) Series 2002, 1.7%, LOC Comerica Bank, Detroit, VRDN (a)	5,000,000	5,000,000
		5,300,000
Nebraska - 0.8%
Lancaster County Hosp. Auth. #1 Hosp. Rev. (BryanLGH Med. Ctr. Proj.) Series 2002, 1.67% (AMBAC Insured), VRDN (a)	1,900,000	1,900,000
New Jersey - 0.9%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,100,000	2,100,000
New York - 4.0%
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1756, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,400,000	3,400,000
New York City Gen. Oblig. Participating VRDN Series PT 2203, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,195,000	1,195,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.73%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	1,300,000	1,300,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 00 DDD, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,980,000	3,980,000
		9,875,000
Ohio - 1.5%
Univ. of Toledo Gen. Receipts 1.67% (FGIC Insured), VRDN (a)	3,600,000	3,600,000
Pennsylvania - 5.1%
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.68%, VRDN (a)	600,000	600,000
Erie County Gen. Oblig. Participating VRDN Series PT 1961, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,640,000	2,640,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2000, 1.68% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$2,400,000	$2,400,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,895,000	1,895,000
Philadelphia Gas Works Rev. Participating VRDN Series MS 906, 1.71% (Liquidity Facility Morgan Stanley) (a)(b)	3,000,000	3,000,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 A, 1.68%, LOC Dexia Cr. Local de France, VRDN (a)	2,050,000	2,050,000
		12,585,000
South Carolina - 0.4%
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.74%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Tennessee - 0.5%
Sevier County Pub. Bldg. Auth. Rev. Series IV B6, 1.7% (FSA Insured), VRDN (a)	1,300,000	1,300,000
Texas - 17.4%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.):
Series 2001 1, 1.68% (MBIA Insured), VRDN (a)	1,090,000	1,090,000
Series B2, 1.68% (MBIA Insured), VRDN (a)	2,685,000	2,685,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.75% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
Gaudalupe-Blanco River Auth. Poll. Cont. Rev. (Central Pwr. & Lt. Co. Proj.) 1.68%, LOC Barclays Bank PLC, VRDN (a)	10,040,000	10,040,000
Harlandale Independent School District Participating VRDN Series Putters 524, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,720,000	2,720,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.68%, VRDN (a)	1,930,000	1,930,000
(Saint Luke's Episcopal Hosp. Proj.) Series B, 1.68% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	1,900,000	1,900,000
(Texas Med. Ctr. Proj.) Series 2001, 1.68% (MBIA Insured), VRDN (a)	6,345,000	6,345,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 1.68% (FSA Insured), VRDN (a)	2,600,000	2,600,000
Houston Gen. Oblig. Participating VRDN Series PT 969, 1.71% (Liquidity Facility DEPFA BANK PLC) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 1.71% (Liquidity Facility Societe Generale) (a)(b)	$2,000,000	$2,000,000
San Antonio Elec. & Gas Systems Rev. 1.73% (Liquidity Facility Bank of America NA), VRDN (a)	3,200,000	3,200,000
Texas Gen. Oblig. Participating VRDN:
Series EGL 03 0026, 1.72% (Liquidity Facility Citibank NA, New York) (a)(b)	2,400,000	2,400,000
Series LB 04 L61J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	600,000	600,000
Series LB 04 L62J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	600,000	600,000
Texas Wtr. Dev. Board Rev. 1.68% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,400,000	1,400,000
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,300,000	2,300,000
		42,910,000
Utah - 3.2%
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.):
Series 1994, 1.68%, VRDN (a)	3,300,000	3,300,000
Series B, 1.67%, VRDN (a)	4,550,000	4,550,000
		7,850,000
Washington - 2.0%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series PT 950, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PT 917, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	500,000	500,000
Wyoming - 6.3%
Platte County Poll. Cont. Rev. (Tri-State Generation & Transmission Assoc. Proj.) Series 1984 A, 1.74%, LOC Nat'l. Rural Utils. Coop. Fin. Corp., VRDN (a)	15,610,000	15,610,000
TOTAL INVESTMENT PORTFOLIO - 95.2%		234,770,000
NET OTHER ASSETS - 4.8%		11,849,225
NET ASSETS - 100%		$246,619,225
Total Cost for Federal Income Tax Purposes $ 234,770,000
Security Type Abbreviations
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $234,770,000) - See accompanying schedule		$234,770,000
Receivable for investments sold on a delayed delivery basis		12,417,664
Interest receivable		563,842
Prepaid expenses		570
Total assets		247,752,076

Liabilities
Payable to custodian bank	$735
Payable for investments purchased	600,000
Distributions payable	520,817
Other payables and accrued expenses	11,299
Total liabilities		1,132,851

Net Assets		$246,619,225
Net Assets consist of:
Paid in capital		$246,620,001
Distributions in excess of net investment income		(1,148)
Accumulated undistributed net realized gain (loss) on investments		372
Net Assets, for 246,620,001 shares outstanding		$246,619,225
Net Asset Value, offering price and redemption price per share ($246,619,225 ÷ 246,620,001 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2004 (Unaudited)

Investment Income
Interest		$1,799,403

Expenses
Non-interested trustees' compensation	$706
Custodian fees and expenses	4,325
Audit	12,859
Legal	6
Miscellaneous	264
Total expenses before reductions	18,160
Expense reductions	(2,479)	15,681
Net investment income		1,783,722
Net realized gain (loss) on investment securities		401
Net increase in net assets resulting from operations		$1,784,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2004 (Unaudited)	February 3, 2004 (commencement of operations) to May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,783,722	$952,099
Net realized gain (loss)	401	(29)
Net increase in net assets resulting from operations	1,784,123	952,070
Distributions to shareholders from net investment income	(1,784,870)	(952,099)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,575,645,000	1,735,241,501
Cost of shares redeemed	(1,573,863,700)	(1,490,402,800)
Net increase (decrease) in net assets and shares resulting from share transactions	1,781,300	244,838,701
Total increase (decrease) in net assets	1,780,553	244,838,672

Net Assets
Beginning of period	244,838,672	-
End of period (including distributions in excess of net investment income of $1,148 and $0, respectively)	$246,619,225	$244,838,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2004	Year ended May 31,
	(Unaudited)	2004 D
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income	.007	.003
Distributions from net investment income	(.007)	(.003)
Net asset value, end of period	$1.00	$1.00
Total Return B, C	.66%	.32%
Ratios to Average Net Assets E
Expenses before expense reductions	.0141% A	.0290% A
Expenses net of voluntary waivers, if any	.0141% A	.0145% A
Expenses net of all reductions	.0122% A	.0131% A
Net investment income	1.39% A	.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$246,619	$244,839

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DFor the period February 3, 2004 (commencement of operations) to May 31, 2004.

EExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Tax-Free Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,479.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
*Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity® Municipal
Cash Central Fund

Semiannual Report

November 30, 2004

1.734025.104393225

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$1,000.00	$1,006.80	$.02
Hypothetical (5% return per year before expenses)	$1,000.00	$1,024.98	$.02

*Expenses are equal to the Fund's annualized expense ratio of .0041%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	99.9	99.9	100.0
31 - 90	0.1	0.0	0.0
91 - 180	0.0	0.1	0.0
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Fidelity Municipal Cash Central Fund	4 Days	5 Days	5 Days
All Tax-Free Money Market Funds Average*	35 Days	32 Days	46 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Variable Rate Demand Notes (VRDNs)98.9%	Variable Rate Demand Notes (VRDNs)98.6%
Commercial Paper (including CP Mode)0.1%	Commercial Paper (including CP Mode)1.0%
Net Other Assets1.0%	Net Other Assets0.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.0%
	Principal Amount	Value (Note 1)
Alabama - 1.1%
Auburn Univ. Gen. Fee Rev. Participating VRDN Series MS 970, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	$3,050,000	$3,050,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 1.71% (Liquidity Facility Svenska Handelsbanken AB) (a)(c)	4,100,000	4,100,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.78%, VRDN (a)(b)	3,600,000	3,600,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.77%, VRDN (a)(b)	4,000,000	4,000,000
(Newark Group Ind. Proj.) 1.72%, LOC Wachovia Bank NA, VRDN (a)(b)	5,365,000	5,365,000
		23,115,000
Arizona - 2.0%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.71%, LOC KBC Bank NV, VRDN (a)(b)	25,850,000	25,850,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.95% tender 1/7/05, CP mode (b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.77%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
(San Angelin Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	4,400,000	4,400,000
(San Remo Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,065,000	2,065,000
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,250,000	2,250,000
		43,065,325
Arkansas - 0.5%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 1.79%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 01 708, 1.8% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$6,500,000	$6,500,000
Series ROC II R121, 1.76% (Liquidity Facility Citibank NA) (a)(b)(c)	2,420,000	2,420,000
		9,920,000
California - 5.3%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 B2, 1.74%, LOC BNP Paribas SA, VRDN (a)	5,350,000	5,350,000
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,810,000	9,810,000
Series PT 998, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,100,000	3,100,000
Series 2001 E, 1.7%, LOC Fannie Mae, VRDN (a)(b)	55,435,000	55,435,000
Series 2002 U, 1.7% (FSA Insured), VRDN (a)(b)	3,670,000	3,670,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 1.73%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,900,000	6,900,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Wilshire Station Apts. Proj.) 1.69%, LOC Fleet Bank NA, VRDN (a)(b)	14,300,000	14,300,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.87%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
Southern California Home Fing. Auth. Single Family Rev. Series A, 1.7% (Liquidity Facility Fannie Mae), VRDN (a)(b)	15,235,000	15,235,000
		115,225,000
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.81%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth.:
Series 2002 A3, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,460,000	6,460,000
Series 2003 A2 Class I, 1.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	3,700,000	3,700,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 1.74%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 1.75% (Liquidity Facility Societe Generale) (a)(c)	$4,400,000	$4,400,000
Colorado Student Oblig. Auth. (Student Ln. Prog.) Series 1990 A, 1.71% (AMBAC Insured), VRDN (a)(b)	4,700,000	4,700,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PA 1186, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,500,000	2,500,000
Series PT 688, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,500,000	1,500,000
Series 2000 B, 1.78% (MBIA Insured), VRDN (a)(b)	5,800,000	5,800,000
Moffat County Poll. Cont. Rev. (Colorado-UTE Elec. Assoc., Inc. Proj.) Series 1984, 1.9% (AMBAC Insured), VRDN (a)	1,000,000	1,000,000
		38,995,000
Connecticut - 1.0%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 1.72% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	20,900,000	20,900,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.98%, VRDN (a)(b)	8,000,000	8,000,000
Series 1993 C, 1.9%, VRDN (a)	700,000	700,000
Series 1999 B, 1.97%, VRDN (a)(b)	1,100,000	1,100,000
		9,800,000
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,130,000	3,130,000
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.82% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	550,000	550,000
Metropolitan Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 1.77% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Sys. Rev.:
Participating VRDN Series Putters 404, 1.74% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	$1,700,000	$1,700,000
1.71% (FSA Insured), VRDN (a)(b)	8,500,000	8,500,000
		24,940,000
Florida - 2.3%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.82% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,385,000	1,385,000
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.75% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	2,300,000	2,300,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.7%, VRDN (a)	5,100,000	5,100,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 1.74%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Miami-Dade County Aviation Rev. Participating VRDN Series LB 04 L72J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	13,775,000	13,775,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 2355, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,405,000	4,405,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.73%, VRDN (a)(b)	13,100,000	13,100,000
Tampa Bay Wtr. Util. Sys. Rev. 1.74%, LOC Bank of America NA, VRDN (a)(b)	6,900,000	6,900,000
		49,465,000
Georgia - 2.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) 1.68%, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Atlanta Arpt. Rev. Participating VRDN Series PT 901, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,175,000	6,175,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 1.76%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 B, 1.73%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	2,900,000	2,900,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 1.81%, LOC Comerica Bank, Texas, VRDN (a)(b)	1,310,000	1,310,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Georgia - continued
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(b)	$1,500,000	$1,500,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (a)(b)	2,000,000	2,000,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 1.74%, LOC Suntrust Bank, VRDN (a)(b)	2,575,000	2,575,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 1.8%, LOC Wachovia Bank NA, VRDN (a)(b)	4,885,000	4,885,000
Winder-Barrow County Joint Dev. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 1.72%, LOC Suntrust Bank, VRDN (a)(b)	8,000,000	8,000,000
		46,495,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,350,000	1,350,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	624,000	624,000
Illinois - 13.4%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 1.8%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 1.82% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 1.71% (MBIA Insured), VRDN (a)(b)	42,500,000	42,500,000
Series 1998 B, 1.71% (MBIA Insured), VRDN (a)(b)	72,500,000	72,500,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROC II R239. 1.76% (Liquidity Facility Citibank NA) (a)(b)(c)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,120,000	2,120,000
Cook County Forest Preservation District Participating VRDN Series Putters 566, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,330,000	6,330,000
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 02 1301, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	5,900,000	5,900,000
Series EGL 02 1304, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	5,040,000	5,040,000
Series 2003 B, 1.7% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	117,900,000	117,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Illinois Health Facilities Auth. Rev. (Resurrection Health Care Proj.) Series 1999 A, 1.69% (FSA Insured), VRDN (a)	$6,400,000	$6,400,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series PT 2317, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,365,000	5,365,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1996 A, 1.73%, LOC Bank of America NA, VRDN (a)(b)	4,400,000	4,400,000
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,049,000	2,049,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 1.75%, LOC Bank of New York, New York, VRDN (a)(b)	7,650,000	7,650,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN EGL 2004 30, Class A, 1.72% (Liquidity Facility Citibank NA) (a)(c)	4,000,000	4,000,000
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,590,000	2,590,000
		293,809,000
Indiana - 1.8%
Indiana Bond Bank Rev. Participating VRDN Series ROC II R2079, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,430,000	2,430,000
Indiana Dev. Fin. Auth. Envir. Rev. (Republic Svcs., Inc. Proj.) Series 2001, 1.72%, LOC Suntrust Bank, VRDN (a)(b)	3,800,000	3,800,000
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 1.72%, LOC Suntrust Bank, VRDN (a)(b)	4,250,000	4,250,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,565,000	7,565,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series MS 942 D, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	4,350,000	4,350,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 1.76% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	4,585,000	4,585,000
Series PT 731, 1.76% (Liquidity Facility Danske Bank AS) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.87%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	540,000	540,000
Mount Vernon Poll. Cont. and Solid Waste Disp. Rev. (Gen. Elec. Co. Proj.) 1.52%, VRDN (a)	5,000,000	5,000,000
Whiting Envir. Facilities Rev. (BP Products North America, Inc. Proj.) 1.75%, VRDN (a)(b)	5,000,000	5,000,000
		40,120,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Iowa - 0.1%
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 1.79%, LOC Bank of America NA, VRDN (a)(b)	$1,300,000	$1,300,000
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 1.79%, LOC Bank of America NA, VRDN (a)(b)	5,600,000	5,600,000
Kentucky - 2.6%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 1.73%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series PT 490, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,125,000	3,125,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 1.73%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 1.7% (AMBAC Insured), VRDN (a)(b)	6,400,000	6,400,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series PT 741, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,000,000	9,000,000
Series PT 863, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	460,000	460,000
Series PT 868, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,590,000	4,590,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 1.74% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	6,800,000	6,800,000
Series B, 1.71% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	13,500,000	13,500,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,695,000	1,695,000
		58,060,000
Louisiana - 8.1%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 1.75%, LOC BNP Paribas SA, VRDN (a)(b)	15,300,000	15,300,000
1.75%, LOC BNP Paribas SA, VRDN (a)(b)	40,700,000	40,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Louisiana - continued
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 1.75% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$10,545,000	$10,545,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,750,000	3,750,000
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,245,000	5,245,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1995, 1.75%, VRDN (a)(b)	12,800,000	12,800,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 1.74%, VRDN (a)(b)	24,700,000	24,700,000
(Shell Oil Co.-Norco Proj.) Series 1991, 1.72%, VRDN (a)(b)	40,000,000	40,000,000
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 1.73%, LOC Wachovia Bank NA, VRDN (a)(b)	12,600,000	12,600,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 1.87%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 1.87%, VRDN (a)(b)	10,200,000	10,200,000
Series 1995, 1.87%, VRDN (a)(b)	1,050,000	1,050,000
		177,890,000
Maine - 0.9%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 12, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,335,000	3,335,000
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E2, 1.69% (AMBAC Insured), VRDN (a)(b)	1,000,000	1,000,000
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 1.7%, LOC Fannie Mae, VRDN (a)(b)	15,900,000	15,900,000
		20,235,000
Maryland - 0.1%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 1.72%, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 1.71%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Michigan - 2.3%
Detroit City School District Participating VRDN Series AAB 04 39, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(c)	$2,460,000	$2,460,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 1999 B2, 1.75% (MBIA Insured), VRDN (a)(b)	6,850,000	6,850,000
Michigan Muni. Bond Auth. Rev. Participating VRDN Series LB 04 L57J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,000,000	10,000,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Mans Proj.) Series 1998, 1.83%, LOC Comerica Bank, Detroit, VRDN (a)(b)	600,000	600,000
(Orchestra Place Renewal Proj.) Series 2000, 1.75%, LOC ABN-AMRO Bank NV, VRDN (a)	9,200,000	9,200,000
Series 1999, 1.68%, LOC Standard Fed. Bank, VRDN (a)	14,800,000	14,800,000
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 2.2%, VRDN (a)	1,100,000	1,100,000
		49,910,000
Minnesota - 0.7%
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 1.73%, LOC Lasalle Bank NA, VRDN (a)(b)	1,350,000	1,350,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	5,400,000	5,400,000
Series ROC II R4039, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,665,000	3,665,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series LB 03 L28J, 1.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,360,000	5,360,000
		15,775,000
Mississippi - 1.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 1.75%, VRDN (a)(b)	17,350,000	17,350,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series MS 714, 1.8% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,417,000	18,417,000
		35,767,000
Missouri - 2.5%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	15,000,000	15,000,000
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Merlots B38, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,350,000	9,350,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - continued
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 A, 1.7%, LOC Bank of America NA, VRDN (a)(b)	$28,200,000	$28,200,000
Series 1990 B, 1.7%, LOC Bank of America NA, VRDN (a)(b)	2,900,000	2,900,000
		55,450,000
Montana - 0.8%
Montana Board of Hsg. Participating VRDN Series Putters 348, 1.74% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	4,655,000	4,655,000
Montana Facility Fin. Auth. Rev. (Sisters of Charity Leavenworth Health Sys. Proj.) 1.23%, VRDN (a)	13,000,000	13,000,000
		17,655,000
Nebraska - 2.4%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.74%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	955,000	955,000
Series 2000 F, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	6,980,000	6,980,000
Series 2001 B, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	9,065,000	9,065,000
Series 2001 C, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,235,000	2,235,000
Series 2002 B, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	3,065,000	3,065,000
Series 2002 C, 1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,805,000	2,805,000
Series 2002 F:
1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	15,275,000	15,275,000
1.75% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	610,000	610,000
Nebraska Pub. Pwr. District Rev. Participating VRDN:
Series EGL 04 0014, 1.72% (Liquidity Facility Citibank NA) (a)(c)	3,200,000	3,200,000
Series EGL 04 16 Class A, 1.72% (Liquidity Facility Citibank NA) (a)(c)	5,330,000	5,330,000
Omaha Gen. Oblig. Participating VRDN Series EGL 04 0009, 1.72% (Liquidity Facility Citibank NA) (a)(c)	2,560,000	2,560,000
		53,580,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Nevada - 3.5%
Clark County Arpt. Rev.:
Participating VRDN Series Putters 498, 1.74% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)(c)	$3,600,000	$3,600,000
Series 2004 B, 1.7% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	12,200,000	12,200,000
Series C, 1.71% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	37,900,000	37,900,000
Clark County Gen. Oblig. Participating VRDN Series ROC II R1035, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,985,000	2,985,000
Clark County Indl. Dev. Rev. Participating VRDN Series PA 1023, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
Clark County School District Participating VRDN Series PT 2406, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,915,000	5,915,000
Nevada Hsg. Division Series 2002 A, 1.72%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	6,300,000	6,300,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 1.75% (Liquidity Facility Societe Generale) (a)(c)	1,500,000	1,500,000
		76,590,000
New Hampshire - 0.5%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	5,920,000	5,920,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 1.72%, LOC Wachovia Bank NA, VRDN (a)(b)	4,165,000	4,165,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,450,000	1,450,000
		11,535,000
New Jersey - 1.4%
New Jersey Gen. Oblig. Participating VRDN Series LB04 L55J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	27,600,000	27,600,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN Series PT 1289, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,180,000	1,180,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PT 2105, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
		30,780,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Mexico - 0.4%
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 739, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	$2,785,000	$2,785,000
New Mexico Single Family Hsg. Rev. Participating VRDN Series RF 00 B2, 1.82% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	6,435,000	6,435,000
		9,220,000
New York - 1.5%
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.74% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,900,000	4,900,000
New York City Hsg. Dev. Corp. Multi-family Rev. (92nd & First Residential Tower Proj.) Series A, 1.68%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	20,000,000	20,000,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 1.73%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	7,000,000	7,000,000
		31,900,000
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey Participating VRDN Series PT 1269, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,000,000	5,000,000
Non State Specific - 0.8%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,001,000	3,001,000
Series 2003 10, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	8,900,000	8,900,000
Series 2003 13, 1.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,800,000	1,800,000
Series 2003 3, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,700,000	3,700,000
		17,401,000
North Carolina - 2.5%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.79%, LOC Nat'l. City Bank, VRDN (a)(b)	1,275,000	1,275,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (a)(b)	6,880,000	6,880,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 1.9%, VRDN (a)(b)	18,800,000	18,800,000
North Carolina Cap. Facilities Fin. Agcy. (Republic Services, Inc. Proj.) 1.72%, LOC Suntrust Bank, VRDN (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	$4,400,000	$4,400,000
North Carolina Gen. Oblig. Participating VRDN Series MSTC 01 125, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,800,000	8,800,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,975,000	3,975,000
Series Merlots 00 A37, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,805,000	2,805,000
Series Merlots A70, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,275,000	2,275,000
		54,210,000
North Dakota - 0.7%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.73%, LOC Wells Fargo Bank NA, Minnesota, VRDN (a)(b)	800,000	800,000
North Dakota Hsg. Fin. Agcy. Rev. Series 2003 A, 1.69% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	14,120,000	14,120,000
		14,920,000
Ohio - 1.1%
Ohio Air Quality Dev. Auth. Rev. (AK Steel Corp. Proj.) Series A, 1.75%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	1,900,000	1,900,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 1.79% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,875,000	1,875,000
Series PT 582, 1.75% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	3,985,000	3,985,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.) Series 1997, 1.71%, LOC Wachovia Bank NA, VRDN (a)(b)	16,900,000	16,900,000
		24,660,000
Oklahoma - 0.6%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series PT 167, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,025,000	1,025,000
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.73% (MBIA Insured), VRDN (a)(b)	10,300,000	10,300,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.79% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,400,000	2,400,000
		13,725,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Oregon - 0.5%
Multnomah Co. Hosp. Facilities Auth. Rev. Participating VRDN Series PA 1257, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$5,000,000	$5,000,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(b)	5,050,000	5,050,000
		10,050,000
Pennsylvania - 1.9%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 1.68%, VRDN (a)	5,600,000	5,600,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 1.79%, VRDN (a)(b)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 1.77%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 1.72% (FSA Insured), VRDN (a)(b)	6,100,000	6,100,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series PT 890, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,240,000	4,240,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series Putters 217, 1.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,715,000	5,715,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,300,000	3,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 1.78%, LOC Dexia Cr. Local de France, VRDN (a)(b)	13,100,000	13,100,000
		42,755,000
South Carolina - 2.5%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.) 1.75%, VRDN (a)(b)	8,700,000	8,700,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 1.76%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 1.9%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 1.74%, LOC Suntrust Bank, VRDN (a)(b)	5,690,000	5,690,000
(Cedarwoods Apts. Proj.) 1.74%, LOC Suntrust Bank, VRDN (a)(b)	5,750,000	5,750,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Mohawk Ind., Inc. Proj.) Series 1997 A, 1.76%, LOC Wachovia Bank NA, VRDN (a)(b)	$1,000,000	$1,000,000
(Turnils North America Proj.) Series 1999, 1.75%, LOC Wachovia Bank NA, VRDN (a)(b)	1,565,000	1,565,000
South Carolina Ports Auth. Ports Rev. Series 1998 B, 1.75% (FSA Insured), VRDN (a)(b)	17,500,000	17,500,000
		54,205,000
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 1.82% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,380,000	3,380,000
Series LB 04 L67 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,645,000	3,645,000
South Dakota Hsg. Dev. Auth. Single Family Rev. Participating VRDN:
Series PT 837, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	90,000	90,000
Series PT 889, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,820,000	6,820,000
		13,935,000
Tennessee - 1.9%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,300,000	4,300,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 1.68%, LOC Bank of America NA, VRDN (a)	5,810,000	5,810,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.25%, VRDN (a)(b)	4,700,000	4,700,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Sevier County Pub. Bldg. Auth. Rev. Series 2001 III A, 1.75% (AMBAC Insured), VRDN (a)(b)	10,470,000	10,470,000
Volunteer Student Fund Corp. Student Ln. Rev. Series 1988 A2, 1.72%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	13,675,000	13,675,000
		41,955,000
Texas - 16.3%
Austin Arpt. Sys. Rev. Participating VRDN Series Merlots 00 J, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,000,000	2,000,000
Austin Wtr. & Wastewtr. Sys. Rev. 1.68% (FSA Insured), VRDN (a)	11,500,000	11,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Bexar Co. Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 1.72%, LOC Wachovia Bank NA, VRDN (a)	$6,750,000	$6,750,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.75%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	2,900,000	2,900,000
1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,800,000	5,800,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2002 A:
1.75%, LOC Bank of America NA, VRDN (a)(b)	8,300,000	8,300,000
1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B:
1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,700,000	11,700,000
1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 1.75%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
1.75%, LOC Wachovia Bank NA, VRDN (a)(b)	2,900,000	2,900,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R3014, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,205,000	5,205,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series PT 738, 1.76% (Liquidity Facility Danske Bank AS) (a)(b)(c)	3,910,000	3,910,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 1.75% (Liquidity Facility Societe Generale) (a)(c)	8,930,000	8,930,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 1.75%, VRDN (a)(b)	9,300,000	9,300,000
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.):
Series 1999, 1.75%, LOC BNP Paribas SA, VRDN (a)(b)	7,700,000	7,700,000
1.72%, LOC WestLB AG, VRDN (a)(b)	11,400,000	11,400,000
Gulf Coast Indl. Dev. Auth. Exempt Facilities Indl. Rev. (BP Global Pwr. Corp. Proj.) 1.75%, VRDN (a)(b)	9,200,000	9,200,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	36,300,000	36,300,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Amoco Oil Co. Proj.):
Series 1998, 1.75%, VRDN (a)(b)	8,500,000	8,500,000
Series 2001, 1.75%, VRDN (a)(b)	3,725,000	3,725,000
(BP Amoco Chemical Co. Proj.) 1.75%, VRDN (a)(b)	18,800,000	18,800,000
(BP Prods. North America, Inc. Proj.) 1.75%, VRDN (a)(b)	17,600,000	17,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.):
Series 1993, 1.75%, VRDN (a)(b)	$7,600,000	$7,600,000
Series 1994, 1.75%, VRDN (a)(b)	9,600,000	9,600,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 02 6012, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	4,000,000	4,000,000
Series Putters 550, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100,000	2,100,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) Series B, 1.68% (Liquidity Facility JPMorgan Chase Bank) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	16,320,000	16,320,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose Aldine Bender Apt. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	6,170,000	6,170,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series MS 845, 1.73% (Liquidity Facility Morgan Stanley) (a)(c)	3,010,000	3,010,000
Series SG 03 161, 1.72% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 527, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,170,000	3,170,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series Merlots 02 A16, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,285,000	2,285,000
Northside Independent School District Participating VRDN Series Merlots C38, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,310,000	4,310,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.82%, VRDN (a)(b)	2,895,000	2,895,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R4005, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,975,000	4,975,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. (Pinnacle Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Texas Gen. Oblig.:
Participating VRDN:
Series LB 04 L61J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$4,900,000	$4,900,000
Series LB 04 L62J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,500,000	4,500,000
Series LB 04 L66, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,700,000	2,700,000
(Veterans Hsg. Assistance Prog.) Series A, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,200,000	2,200,000
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	6,700,000	6,700,000
Univ. of North Texas Univ. Rev. Participating VRDN Series SGA 146, 1.72% (Liquidity Facility Societe Generale) (a)(c)	3,000,000	3,000,000
Univ. of Texas Univ. Revs. Participating VRDN Series MS 98 97, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	5,120,000	5,120,000
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 1.72% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,860,000	2,860,000
West Side Calhoun County Navigation District Envir. Facilities Rev. (BP Chemicals, Inc. Proj.) Series 2000, 1.75%, VRDN (a)(b)	19,000,000	19,000,000
		357,835,000
Virginia - 0.3%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,700,000	1,700,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	4,300,000	4,300,000
		6,000,000
Washington - 5.1%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000,000	3,000,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 1.98%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 1.75%, VRDN (a)(b)	$19,600,000	$19,600,000
(BP West Coast Products LLC Proj.) 1.75% (BP PLC Guaranteed), VRDN (a)(b)	13,000,000	13,000,000
Port of Seattle Rev. Participating VRDN:
Series PT 1780, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,635,000	8,635,000
Series PT 2171, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,115,000	3,115,000
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 1.72% (Liquidity Facility Societe Generale) (a)(c)	5,000,000	5,000,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series SGA 96, 1.75% (Liquidity Facility Societe Generale) (a)(c)	14,955,000	14,955,000
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.74%, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 1.77%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 1.74%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	5,100,000	5,100,000
Washington Hsg. Fin. Commission Participating VRDN Series PT 636, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,100,000	8,100,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Silver Creek Apts. Proj.) Series A, 1.72%, LOC Fannie Mae, VRDN (a)(b)	4,100,000	4,100,000
		112,250,000
West Virginia - 0.4%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 D, 1.72%, LOC Deutsche Bank AG, VRDN (a)(b)	2,100,000	2,100,000
West Virginia Gen. Oblig. Participating VRDN Series MSTC 00 12, 1.71% (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	6,000,000	6,000,000
		8,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Wisconsin - 0.8%
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$3,600,000	$3,600,000
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.78%, VRDN (a)	3,000,000	3,000,000
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Wilmot Union High School District Participating VRDN Series PT 2258, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,670,000	9,670,000
		17,370,000
TOTAL INVESTMENT PORTFOLIO - 99.0%		2,169,841,325
NET OTHER ASSETS - 1.0%		21,131,850
NET ASSETS - 100%		$2,190,973,175
Total Cost for Federal Income Tax Purposes$ 2,169,841,325
Security Type Abbreviations
CP-COMMERCIAL PAPER
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $2,169,841,325) - See accompanying schedule		$2,169,841,325
Receivable for investments sold Regular delivery		33,924,768
Delayed delivery		13,603,087
Interest receivable		5,058,846
Prepaid expenses		11,330
Total assets		2,222,439,356

Liabilities
Payable to custodian bank	$4,628
Payable for investments purchased	27,890,000
Distributions payable	3,553,186
Other payables and accrued expenses	18,367
Total liabilities		31,466,181

Net Assets		$2,190,973,175
Net Assets consist of:
Paid in capital		$2,190,955,082
Undistributed net investment income		2,645
Accumulated undistributed net realized gain (loss) on investments		15,448
Net Assets, for 2,190,632,172 shares outstanding		$2,190,973,175
Net Asset Value, offering price and redemption price per share ($2,190,973,175 ÷ 2,190,632,172 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2004 (Unaudited)

Investment Income
Interest		$18,517,435

Expenses
Non-interested trustees' compensation	$7,673
Custodian fees and expenses	25,545
Audit	14,509
Legal	249
Insurance	6,659
Miscellaneous	352
Total expenses		54,987
Net investment income		18,462,448
Net realized gain (loss) on investment securities		15,445
Net increase in net assets resulting from operations		$18,477,893

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2004 (Unaudited)	Year ended May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$18,462,448	$22,299,106
Net realized gain (loss)	15,445	206,304
Net increase in net assets resulting from operations	18,477,893	22,505,410
Distributions to shareholders from net investment income	(18,459,803)	(22,299,106)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,297,718,300	12,697,363,299
Cost of shares redeemed	(4,648,692,000)	(12,031,103,678)
Net increase (decrease) in net assets and shares resulting from share transactions	(350,973,700)	666,259,621
Total increase (decrease) in net assets	(350,955,610)	666,465,925

Net Assets
Beginning of period	2,541,928,785	1,875,462,860
End of period (including undistributed net investment income of $2,645 and $0, respectively)	$2,190,973,175	$2,541,928,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2004	Years ended May 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	.007	.010	.014	.019	.039	.037
Distributions from net investment income	(.007)	(.010)	(.014)	(.019)	(.039)	(.037)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return B, C	.68%	1.02%	1.38%	1.93%	4.01%	3.74%
Ratios to Average Net Assets D
Expenses before expense reductions	.0041% A	.0040%	.0045%	.0092%	.0101%	.0087%
Expenses net of voluntary waivers, if any	.0041% A	.0040%	.0045%	.0092%	.0101%	.0087%
Expenses net of all reductions	.0041% A	.0030%	.0025%	.0068%	.0073%	.0040%
Net investment income	1.36% A	1.01%	1.36%	1.75%	3.92%	3.69%
Supplemental Data
Net assets, end of period (000 omitted)	$2,190,973	$2,541,929	$1,875,463	$1,442,613	$513,360	$1,210,969

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DExpense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Municipal Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

4. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
*Denotes trust-wide proposals and voting results.

Semiannual Report

Fidelity® Cash Central Fund

Semiannual Report

November 30, 2004

1.734014.104 393294

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Actual	$ 1,000.00	$ 1,007.70	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0016%; multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	82.8	69.8	77.3
31 - 90	7.9	12.2	2.1
91 - 180	9.3	9.6	4.2
181 - 397	0.0	8.4	16.4
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Fidelity Cash Central Fund	21 Days	49 Days	54 Days
All Taxable Money Market Funds Average*	40 Days	51 Days	58 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Bank CDs, BAs, TDs, and Notes 19.5%	Bank CDs, BAs, TDs, and Notes 6.4%
Government Securities 35.4%	Government Securities 45.8%
Repurchase Agreements 45.2%	Repurchase Agreements 47.8%
Net Other Assets** (0.1)%	Net Other Assets 0.0%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments November 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 35.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 26.3%
Agency Coupons - 14.5%
12/1/04	1.98% (a)	$ 250,000,000	$ 249,986,304
12/1/04	2.00 (a)	690,000,000	689,992,805
12/6/04	1.68 (a)	300,000,000	299,863,533
12/7/04	1.95 (a)	325,000,000	324,753,004
12/24/04	1.87 (a)	300,000,000	299,990,660
12/27/04	2.08 (a)	300,000,000	299,987,139
12/29/04	2.08 (a)	270,500,000	270,328,399
12/29/04	2.11 (a)	310,000,000	309,982,712
1/7/05	1.92 (a)	148,000,000	147,992,578
2/22/05	2.23 (a)	360,000,000	359,668,063
3/29/05	1.40	230,000,000	230,000,000
4/28/05	1.33	314,000,000	314,000,000
5/3/05	1.40	140,000,000	140,000,000
5/4/05	1.54	210,000,000	210,000,000
5/13/05	1.59	144,000,000	144,000,000
			4,290,545,197
Discount Notes - 11.8%
12/15/04	2.02	1,500,000,000	1,498,821,667
2/2/05	2.10	300,000,000	298,902,750
2/9/05	1.85	308,284,000	307,187,023
3/2/05	1.97	252,945,000	251,698,192
3/4/05	1.21	37,000,000	36,885,300
3/9/05	2.00	150,000,000	149,191,500
3/16/05	2.01	439,429,000	436,878,481
4/6/05	2.15	275,000,000	272,949,875
4/20/05	2.44	250,285,000	247,929,540
			3,500,444,328
			7,790,989,525
Federal Home Loan Bank - 5.8%
Agency Coupons - 5.8%
12/15/04	1.80 (a)	299,000,000	298,982,308
12/21/04	1.84 (a)	225,000,000	224,986,367
2/10/05	2.11 (a)	250,000,000	249,766,413
2/25/05	1.40	225,000,000	225,000,000
2/28/05	2.26 (a)	515,000,000	514,791,254
4/15/05	1.35	220,000,000	220,000,000
			1,733,526,342
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Freddie Mac - 3.3%
Discount Notes - 3.3%
12/2/04	1.53%	$ 131,119,000	$ 131,113,500
12/14/04	1.80	500,000,000	499,675,903
2/1/05	1.87	250,000,000	249,201,319
3/8/05	2.00	79,461,000	79,037,076
3/15/05	2.01	7,000,000	6,959,758
			965,987,556
TOTAL FEDERAL AGENCIES			10,490,503,423
Time Deposits - 19.5%

Calyon
12/1/04	2.08	1,400,000,000	1,400,000,000
Deutsche Bank AG
12/1/04	2.00	400,000,000	400,000,000
Dexia Bank SA
12/1/04	2.08	1,000,000,000	1,000,000,000
ING Belgium SA/NV
12/1/04	2.08	1,000,000,000	1,000,000,000
RaboBank Nederland Coop. Central
12/1/04	2.08	1,400,000,000	1,400,000,000
Suntrust Bank
12/1/04	2.00	580,000,000	580,000,000
TOTAL TIME DEPOSITS			5,780,000,000
Repurchase Agreements - 45.2%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 11/30/04 due 12/1/04 At:
2.06% (b)	$ 2,232,128	2,232,000
2.08% (b)	12,125,231,393	12,124,531,000
2.09% (b)	384,880,389	384,858,000
Repurchase Agreements - continued
	Maturity Amount	Value (Note 1)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 11/30/04 due 12/1/04 At:
1.9% (b)	$ 638,947,647	$ 638,914,000
1.95% (b)	212,921,557	212,910,000
TOTAL REPURCHASE AGREEMENTS		13,363,445,000
TOTAL INVESTMENT PORTFOLIO - 100.1%		29,633,948,423
NET OTHER ASSETS - (0.1)%		(33,325,253)
NET ASSETS - 100%		$ 29,600,623,170
Total Cost for Federal Income Tax Purposes $ 29,633,948,423
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$2,232,000 due 12/1/04 at 2.06%
Barclays Capital Inc.	$ 1,373,538
Merrill Lynch Government Securities, Inc.	858,462
$ 2,232,000
Repurchase Agreement/ Counterparty	Value
$12,124,531,000 due 12/1/04 at 2.08%
Banc of America Securities LLC.	$ 3,222,616,637
Bank of America, National Association	1,101,749,278
Barclays Capital Inc.	2,093,323,627
J.P. Morgan Securities, Inc.	167,796,966
Merrill Lynch Government Securities, Inc.	305,735,425
UBS Securities LLC	3,856,122,470
Wachovia Capital Markets, LLC	1,377,186,597
$ 12,124,531,000
$384,858,000 due 12/1/04 at 2.09%
Banc of America Securities LLC.	$ 96,653,836
Credit Suisse First Boston LLC	175,734,246
Merrill Lynch Government Securities, Inc.	112,469,918
$ 384,858,000
Repurchase Agreement/ Counterparty	Value
$638,914,000 due 12/1/04 at 1.9%
Dresdner Kleinwort Wasserstein Securities LLC	$ 231,158,833
Merrill Lynch Government Securities, Inc.	404,527,959
UBS Securities LLC	3,227,208
$ 638,914,000
$212,910,000 due 12/1/04 at 1.95%
Banc of America Securities LLC.	$ 27,232,862
Barclays Capital Inc.	63,180,240
Deutsche Bank Securities Inc.	71,894,755
Harris Nesbitt Corp.	15,250,403
State Street Bank and Trust Company	35,351,740
$ 212,910,000
Income Tax Information
At May 31, 2004, the fund had a capital loss carryforward of approximately $208,000 all of which will expire on May 31, 2012.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

November 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,363,445,000) (cost $29,633,948,423) - See accompanying schedule		$ 29,633,948,423
Cash		742
Interest receivable		14,227,045
Prepaid expenses		114,092
Total assets		29,648,290,302

Liabilities
Distributions payable	$ 47,636,057
Other payables and accrued expenses	31,075
Total liabilities		47,667,132

Net Assets		$ 29,600,623,170
Net Assets consist of:
Paid in capital		$ 29,597,769,753
Undistributed net investment income		170,428
Accumulated undistributed net realized gain (loss) on investments		2,682,989
Net Assets, for 29,596,989,754 shares outstanding		$ 29,600,623,170
Net Asset Value, offering price and redemption price per share ($29,600,623,170 ÷ 29,596,989,754 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended November 30, 2004 (Unaudited)

Investment Income
Interest		$ 210,652,290

Expenses
Non-interested trustees' compensation	$ 73,440
Custodian fees and expenses	53,625
Audit	14,509
Legal	908
Insurance	79,092
Miscellaneous	2,167
Total expenses before reductions	223,741
Expense reductions	(6,193)	217,548
Net investment income		210,434,742
Net realized gain (loss) on investment securities		(1,206,535)
Net increase in net assets resulting from operations		$ 209,228,207

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended November 30, 2004 (Unaudited)	Year ended May 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 210,434,742	$ 257,648,002
Net realized gain (loss)	(1,206,535)	(1,077,029)
Net increase in net assets resulting from operations	209,228,207	256,570,973
Distributions to shareholders from net investment income	(210,904,718)	(257,233,614)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	67,229,686,073	132,141,209,139
Cost of shares redeemed	(61,004,983,966)	(133,937,848,247)
Net increase (decrease) in net assets and shares resulting from share transactions	6,224,702,107	(1,796,639,108)
Total increase (decrease) in net assets	6,223,025,596	(1,797,301,749)

Net Assets
Beginning of period	23,377,597,574	25,174,899,323
End of period (including undistributed net investment income of $170,428 and undistributed net investment income of $5,606,957, respectively)	$ 29,600,623,170	$ 23,377,597,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended November 30, 2004	Years ended May 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.011	.016	.026	.060	.054
Distributions from net investment income	(.008)	(.011)	(.016)	(.026)	(.060)	(.054)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.77%	1.11%	1.58%	2.68%	6.21%	5.50%
Ratios to Average Net Assets D
Expenses before expense reductions	.0016% A	.0016%	.0016%	.0017%	.0016%	.0017%
Expenses net of voluntary waivers, if any	.0016% A	.0016%	.0016%	.0017%	.0016%	.0017%
Expenses net of all reductions	.0016% A	.0016%	.0016%	.0016%	.0016%	.0017%
Net investment income	1.55% A	1.10%	1.58%	2.63%	6.04%	5.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,600,623	$ 23,377,598	$ 25,174,899	$ 27,692,376	$ 28,927,649	$ 23,886,943

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended November 30, 2004 (Unaudited)

1. Significant Accounting Policies.

Fidelity Cash Central Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations,

Semiannual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements - continued

corporate obligations and mortgage loan obligations which may be below investment-grade quality, and equity securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the fund with investment management services. The fund does not pay any fees for these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. At period end, there were no interfund loans outstanding. The fund's activity in this program during the period was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Earned (included in interest income)	Interest Expense
Lender	$ 11,983,208	1.67%	$ 13,377	-

4. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6,193.

5. Other Information.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the fund.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on April 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	31,113,140,242.10	100.000
Against	0.00	0.000
Abstain	0.00	0.000
TOTAL	31,113,140,242.10	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ralph F. Cox
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Laura B. Cronin
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Robert M. Gates
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Abigail P. Johnson
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Edward C. Johnson 3d
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Donald J. Kirk
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marie L. Knowles
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Ned C. Lautenbach
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
Marvin L. Mann
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William O. McCoy
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
William S. Stavropoulos
Affirmative	31,113,140,242.10	100.000
Withheld	0.00	0.000
TOTAL	31,113,140,242.10	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005